Note 14 - Warrants (Details 1) - shares	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Outstanding, Beginning	26,533,624	714,045
Issued	0	38,209,481
Expired	0	(236,174)
Exercised	(2,793,334)	(12,153,334)
Rounding on consolidation	0	(394)
Outstanding, Ending	23,740,290	26,533,624
March 2013 Warrants
Outstanding, Beginning	0	149,174
Issued		0
Expired		(149,174)
Exercised		0
Rounding on consolidation		0
Outstanding, Ending		0
July 2013 Warrants
Outstanding, Beginning	0	87,000
Issued		0
Expired		(87,000)
Exercised		0
Rounding on consolidation		0
Outstanding, Ending		0
June 2016 Warrants
Outstanding, Beginning	277,478	277,872
Issued	0	0
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	(394)
Outstanding, Ending	277,478	277,478
October 2017 Warrants
Outstanding, Beginning	181,818	181,818
Issued	0	0
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	0
Outstanding, Ending	181,818	181,818
October 2017 Placement Agent Warrants
Outstanding, Beginning	18,181	18,181
Issued	0	0
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	0
Outstanding, Ending	18,181	18,181
March 2018 Warrants
Outstanding, Beginning	441,666	0
Issued	0	441,666
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	0
Outstanding, Ending	441,666	441,666
March 2018 Placement Agent Warrants
Outstanding, Beginning	44,166	0
Issued	0	44,166
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	0
Outstanding, Ending	44,166	44,166
2018 Firm Warrants
Outstanding, Beginning	20,000,000	0
Issued	0	20,000,000
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	0
Outstanding, Ending	20,000,000	20,000,000
2018 Pre-Funded Warrants
Outstanding, Beginning	4,410,001	0
Issued	0	16,563,335
Expired	0	0
Exercised	(2,793,334)	(12,153,334)
Rounding on consolidation	0	0
Outstanding, Ending	1,616,667	4,410,001
October 2018 Placement Agent Warrants
Outstanding, Beginning	1,160,314	0
Issued	0	1,160,314
Expired	0	0
Exercised	0	0
Rounding on consolidation	0	0
Outstanding, Ending	1,160,314	1,160,314